Reserve for Property-Liability Insurance Claims and Claims Expense - Rollforward of reserve for property and casualty insurance claims and claims expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Activity in the reserve for property-liability insurance claims and claims expense:
Balance as of January 1	$ 26,325	$ 25,250	$ 23,869
Less recoverables	(6,471)	(6,184)	(5,892)
Net balance as of January 1	19,854	19,066	17,977
Incurred claims and claims expense related to:
Current year	23,033	22,350	22,177
Prior years	(255)	(503)	(17)
Total incurred	22,778	21,847	22,160
Claims and claims expense paid related to:
Current year	(14,877)	(14,112)	(14,161)
Prior years	(7,487)	(6,964)	(6,910)
Total paid	(22,364)	(21,076)	(21,071)
Net balance as of December 31	20,268	19,854	19,066
Plus recoverables	(7,155)	(6,471)	(6,184)
Balance as of December 31	27,423	26,325	25,250
SquareTrade
Incurred claims and claims expense related to:
SquareTrade acquisition as of January 3, 2017	$ 0	$ 17	$ 0